Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Roberts
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Keith Roberts, Houston, TX,     August 7, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $77506 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              013817101      169    19300 SH       Sole                                      19300
AMERICAN EXPRESS               COM              025816109     2439    41900 SH       Sole                                      41900
APPLE COMPUTERS                COM              037833100      575      985 SH       Sole                                        985
BANKAMERICA                    COM              060505104     3663   447750 SH       Sole                                     447750
BERKSHIRE HATHAWAY CL B        COM              084670702     1442    17300 SH       Sole                                      17300
CISCO SYSTEMS                  COM              17275R102     1582    92150 SH       Sole                                      92150
CRANE CO                       COM              224399105      626    17200 SH       Sole                                      17200
GENERAL ELECTRIC               COM              369604103     7310   350766 SH       Sole                                     350766
GOLDMAN SACHS                  COM              38141G104     1107    11550 SH       Sole                                      11550
HEWLETT PACKARD                COM              428236103     1774    88200 SH       Sole                                      88200
ILLINOIS TOOLS WORKS           COM              452308109     1095    20700 SH       Sole                                      20700
JOHNSON & JOHNSON              COM              478160104     2740    40550 SH       Sole                                      40550
JP MORGAN                      COM              46625H100      361    10100 SH       Sole                                      10100
KELLOGG                        COM              487836108      920    18650 SH       Sole                                      18650
LOWE'S                         COM              548661107      348    12250 SH       Sole                                      12250
MANPOWER INC                   COM              56418H100      749    20450 SH       Sole                                      20450
MERCK                          COM              58933y105      342     8200 SH       Sole                                       8200
MICROSOFT                      COM              594918104      869    28400 SH       Sole                                      28400
NEW YORK TIMES                 COM              650111107      108    13900 SH       Sole                                      13900
PEPSICO                        COM              713448108     2971    42050 SH       Sole                                      42050
PFIZER                         COM              717081103      294    12800 SH       Sole                                      12800
PROCTER & GAMBLE               COM              742718109     2539    41450 SH       Sole                                      41450
US STEEL                       COM              912909108      998    48450 SH       Sole                                      48450
WALGREEN                       COM              931422109     3792   128200 SH       Sole                                     128200
WASTE MGT                      COM              94106l109      471    14100 SH       Sole                                      14100
BARCLAYS BK IPATH DOW JONES    COM              06739H321      206     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              78467X109     2042    15900 SH       Sole                                      15900
FINANCIAL SECTOR SPDR          COM              81369Y605     1307    89300 SH       Sole                                      89300
ISHARES RUSSELL 1000 GROWTH IN COM              464287614      252     3992 SH       Sole                                       3992
ISHARES RUSSELL 1000 VALUE IND COM              464287598      463     6787 SH       Sole                                       6787
ISHARES Russell 2000I INDEX    COM              464287655      398     5000 SH       Sole                                       5000
ISHARES S&P 100 INDEX          COM              464287101     1240    19850 SH       Sole                                      19850
ISHARES S&P MIDCAP 400 INDEX   COM              464287507      245     2602 SH       Sole                                       2602
OIL SVC HOLDRS TR              COM              678002106      438    12300 SH       Sole                                      12300
QQQQ INDEX                     COM              73935A104      811    12635 SH       Sole                                      12635
S&P 500 INDEX                  COM              78462F103     7370    54150 SH       Sole                                      54150
S&P MIDCAP 400 INDEX           COM              78467Y107      557     3250 SH       Sole                                       3250
TECHNOLOGY SECTOR INDEX        COM              81369Y803      261     9100 SH       Sole                                       9100
VANGUARD GROWTH ETF            COM              922908736      582     8556 SH       Sole                                       8556
VANGUARD LARGE CAP             COM              922908637      963    15500 SH       Sole                                      15500
ISHARES NORTH AMERICAN NATURAL M.F.             464287374      259     7313 SH       Sole                                       7313
DB COMMODITY INDX              COM              73935S105      480    18655 SH       Sole                                      18655
ISHARES MSCI EAFE              COM              464287465      784    15684 SH       Sole                                      15684
VANGUARD ALL WORLD INDX        COM              922042775     1078    26295 SH       Sole                                      26295
ISHARES EMERGING MARKET        COM              464287234      664    16967 SH       Sole                                      16967
VANGUARD EMERGING MARKETS ETF  COM              922042858      370     9268 SH       Sole                                       9268
POTASH CORP OF SASKATCHEWAN    COM              73755L107      634    14500 SH       Sole                                      14500
SANTANDER ADR                  ADR              05964H105       99    15092 SH       Sole                                      15092
SIEMENS A G ADR                ADR              826197501      715     8500 SH       Sole                                       8500
TELEF ESPANA ADR               ADR              879382208     2756   210371 SH       Sole                                     210371
TOTAL ADR                      ADR              89151E109      337     7500 SH       Sole                                       7500
DJ STOXX 50 FUND               COM              78463X103     1391    47000 SH       Sole                                      47000
ISHARES GERMANY INDEX          COM              464286806      416    21000 SH       Sole                                      21000
ISHARES S&P 350 EUROPE INDEX   COM              464287861      366    10850 SH       Sole                                      10850
CEMEX ADR                      ADR              151290889     1312   194920 SH       Sole                                     194920
GRUMA ADR                      ADR              400131306      194    19600 SH       Sole                                      19600
COMPANHIA SIDERURGICA ADR      ADR              20440W105      825   145500 SH       Sole                                     145500
CVRD ADR                       ADR              91912E105     1253    63100 SH       Sole                                      63100
GERDAU SA  ADR                 ADR              373737105     1558   177900 SH       Sole                                     177900
PETROBRAS ADR                  ADR              71654V408     1723    91790 SH       Sole                                      91790
CHINA MOBILE ADR               ADR              16941m109      782    14300 SH       Sole                                      14300
HONDA MOTOR ADR                ADR              438128308      468    13500 SH       Sole                                      13500
SONY ADR                       ADR              835699307     1236    86800 SH       Sole                                      86800
TOYOTA ADR                     ADR              892331307      809    10050 SH       Sole                                      10050
ISHARES HK CHINA 25 INDEX      COM              464287184      285     8465 SH       Sole                                       8465
ISHARES PACIFIC EX-JPN INDEX   COM              464286665      293     7200 SH       Sole                                       7200